Schedule of Segment Reporting Information, (Loss) Income From Operations by Segment (Details)	12 Months Ended
Dec. 31, 2017 USD ($)
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 1	$ 36,018
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 2	48,155
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 3	90,379
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 4	2,820,888
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 5	2,513,780
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 6	2,332,037
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 7	0
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 8	19,821
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 9	119,078
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 10	2,856,906
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 11	2,581,756
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 12	2,541,494
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 13	273,706
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 14	918,960
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 15	910,824
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 16	148,682
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 17	1,076,086
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 18	1,748,675
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 19	0
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 20	0
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 21	0
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 22	422,388
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 23	1,995,046
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 24	2,659,499
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 25	158,357
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 26	278,233
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 27	226,943
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 28	18,213
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 29	46,348
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 30	47,720
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 31	176,570
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 32	324,581
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 33	274,663
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 34	0
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 35	0
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 36	7,851,987
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 37	0
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 38	4,442,367
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 39	1,066,440
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 40	0
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 41	4,442,367
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 42	8,918,427
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 43	0
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 44	0
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 45	0
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 46	0
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 47	0
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 48	4,616,679
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 49	0
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 50	0
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 51	$ 4,616,679